Supplement to the current prospectus

MFS(R) Lifetime Funds MFS Lifetime Retirement Income Fund MFS Lifetime 2010 Fund MFS Lifetime 2020 Fund MFS Lifetime 2030 Fund MFS Lifetime 2040 Fund

Effective April 1, 2007, the introduction and table in the sub-section entitled "Expense Table" under the main heading "Expense Summary" is restated as follows, with respect to Class R1, R2, and R3 shares only:

Expense Table

The following tables describe the fees and expenses that you may pay when you buy, redeem, and hold shares of the funds. In addition to the fees and expenses which you bear directly, you will indirectly bear a fund's pro rata share of the fees and expenses of the underlying funds in which a fund invests. Information on these indirect underlying fund expenses is included in each fund's fee table.

The annual fund operating expenses are based on expenses incurred during each fund's most recently completed fiscal year, adjusted to reflect current fee arrangements. Each fund's annual operating expenses may vary in future years.

MFS Lifetime Retirement Income Fund:

Shareholder Fees (fees paid directly from your investment):
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Share Class                All R
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Maximum Sales Charge        N/A
(Load) Imposed on
Purchases (as a
percentage of
offering price).......
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Maximum Deferred            N/A
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds,
whichever is less)....
----------------------------------------------------------------------------
----------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from fund assets):
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Share Class                            R1            R2            R3
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Management Fee....................     N/A          N/A           N/A
Distribution and Service (12b-1)
Fees(1)...........................    0.75%        0.50%         0.50%
Other Expenses(2).................   14.17%        14.07%        13.97%
                                     ------        ------        ------
Total Annual Fund Operating
Expenses(2).......................   14.92%        14.57%        14.47%
      Fee Reductions(3)...........  (13.72)%      (13.72)%      (13.72)%
                                    --------      --------      --------
Net Expenses(2)...................    1.20%        0.85%         0.75%
Estimated Indirect Expenses of
Underlying Funds(4)...............    0.62%        0.62%         0.62%
                                      -----        -----         -----
Total Annual Fund and Underlying
Funds
Operating Expenses(5).............    1.82%        1.47%         1.37%

MFS Lifetime 2010 Fund:

Shareholder Fees (fees paid directly from your investment):
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Share Class                All R
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Maximum Sales Charge        N/A
(Load) Imposed on
Purchases (as a
percentage of
offering price).......
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Maximum Deferred            N/A
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds,
whichever is less)....
----------------------------------------------------------------------------
----------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from fund assets):
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Share Class                            R1            R2            R3
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Management Fee....................     N/A          N/A           N/A
Distribution and Service (12b-1)
Fees(1)...........................    0.75%        0.50%         0.50%
Other Expenses(2).................   13.57%        13.47%        13.37%
                                     ------        ------        ------
Total Annual Fund Operating
Expenses(2).......................   14.32%        13.97%        13.87%
      Fee Reductions(3)...........  (13.12)%      (13.12)%      (13.12)%
                                    --------      --------      --------
Net Expenses(2)...................    1.20%        0.85%         0.75%

Estimated Indirect Expenses of
Underlying Funds(4)...............    0.63%        0.63%         0.63%
                                    --------      -------       -------
Total Annual Fund and Underlying
Funds
Operating Expenses(5).............    1.83%        1.48%         1.38%

MFS Lifetime 2020 Fund:

Shareholder Fees (fees paid directly from your investment):
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Share Class                All R
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Maximum Sales Charge        N/A
(Load) Imposed on
Purchases (as a
percentage of
offering price).......
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Maximum Deferred            N/A
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds,
whichever is less)....
----------------------------------------------------------------------------
----------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from fund assets):
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Share Class                            R1            R2            R3
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Management Fee....................     N/A          N/A           N/A
Distribution and Service (12b-1)
Fees(1)...........................    0.75%        0.50%         0.50%
Other Expenses(2).................    5.30%        5.20%         5.10%
                                      -----        -----         -----
Total Annual Fund Operating
Expenses(2).......................    6.05%        5.70%         5.60%
      Fee Reductions(3)...........   (4.85)%      (4.85)%       (4.85)%
                                     -------      -------       -------
Net Expenses(2)...................    1.20%        0.85%         0.75%
Estimated Indirect Expenses of
Underlying Funds(4)...............    0.87%        0.87%         0.87%
                                      -----        -----         -----
Total Annual Fund and Underlying
Funds
Operating Expenses(5).............    2.07%        1.72%         1.62%

MFS Lifetime 2030 Fund:

Shareholder Fees (fees paid directly from your investment):
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Share Class                All R
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Maximum Sales Charge        N/A
(Load) Imposed on
Purchases (as a
percentage of
offering price).......
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Maximum Deferred            N/A
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds,
whichever is less)....
----------------------------------------------------------------------------
----------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from fund assets):
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Share Class                            R1            R2            R3
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Management Fee....................     N/A          N/A           N/A
Distribution and Service (12b-1)
Fees(1)...........................    0.75%        0.50%         0.50%
Other Expenses(2).................   11.40%        11.30%        11.20%
                                     ------        ------        ------
Total Annual Fund Operating
Expenses(2).......................   12.15%        11.80%        11.70%
      Fee Reductions(3)...........  (10.95)%      (10.95)%      (10.95)%
                                    --------      --------      --------
Net Expenses(2)...................    1.20%        0.85%         0.75%
Estimated Indirect Expenses of
Underlying Funds(4)...............    0.98%        0.98%         0.98%
                                      -----        -----         -----
Total Annual Fund and Underlying
Funds
Operating Expenses(5).............    2.18%        1.83%         1.73%

MFS Lifetime 2040 Fund:

Shareholder Fees (fees paid directly from your investment):
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Share Class                All R
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Maximum Sales Charge        N/A
(Load) Imposed on
Purchases (as a
percentage of
offering price).......
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Maximum Deferred            N/A
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds,
whichever is less)....
----------------------------------------------------------------------------
----------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from fund assets):
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Share Class                            R1            R2            R3
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Management Fee....................     N/A          N/A           N/A
Distribution and Service (12b-1)
Fees(1)...........................    0.75%        0.50%         0.50%
Other Expenses(2).................   11.32%        11.22%        11.12%
                                     ------        ------        ------
Total Annual Fund Operating
Expenses(2).......................   12.07%        11.72%        11.62%
      Fee Reductions(3)...........  (10.87)%      (10.87)%      (10.87)%
                                    --------      --------      --------
Net Expenses(2)...................    1.20%        0.85%         0.75%
Estimated Indirect Expenses of
Underlying Funds(4)...............    0.98%        0.98%         0.98%
                                      -----        -----         -----
Total Annual Fund and Underlying
Funds
Operating Expenses(5).............    2.18%        1.83%         1.73%

Effective April 1, 2007, the last sentence in footnote (2) to each fund's table in the sub-section entitled "Expense Table" is hereby restated as follows:

For the Class R share classes only, "Other Expenses" also include an annual retirement plan administration and services fee paid by the fund from assets attributable to the respective class to MFS for the provision by MFS, either directly or through other affiliated and/or unaffiliated entities, of various administrative, recordkeeping and communication/educational services in an amount equal to: 0.35% for Class R1; 0.25% for Class R2; 0.15% for Class R3; 0.15% for Class R4; and 0.10% for Class R5 shares.

Effective April 1, 2007, the following sentences in footnote (3) to each fund's table in the sub-section entitled "Expense Table" are hereby deleted:

MFS has agreed in writing to waive a portion of the retirement plan administration and service fee such that the fees equal 0.35% for class R1 shares, 0.25% for class R2 shares, and 0.15% for class R3 shares. This agreement will continue until at least September 30, 2007.

Effective April 1, 2007, the sub-section entitled "Example of Expenses" under the main heading "Expense Summary" is restated as follows, with respect to Class R1, R2, and R3 shares only:

Example of Expenses

These examples are intended to help you compare the cost of investing in each fund with the cost of investing in other mutual funds.

The examples assume that:

     o You invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated);

     o Your investment has a 5% return each year and dividends and other distributions are reinvested; and

     o The fund's operating expenses remain the same, except that the fund's total direct and indirect operating expenses are assumed to take into account any written fee reductions for that period during which those written fee reductions are in effect. (see "Expense Summary - Expense Table" above).

Although your actual costs may be higher or lower, under these assumptions your costs would be:

MFS Lifetime Retirement Income Fund:

----------------------------------------------------------------------------
Share Class                            1 Year   3 Years  5 Years  10 Years
----------------------------------------------------------------------------
----------------------------------------------------------------------------
R1 Shares                               $185    $3,063   $5,366    $9,307
----------------------------------------------------------------------------
----------------------------------------------------------------------------
R2 Shares                               $150    $2,983   $5,267    $9,229
----------------------------------------------------------------------------
----------------------------------------------------------------------------
R3 Shares                               $139    $2,959   $5,239    $9,206
----------------------------------------------------------------------------

MFS Lifetime 2010 Fund:

----------------------------------------------------------------------------
Share Class                            1 Year   3 Years  5 Years  10 Years
----------------------------------------------------------------------------
----------------------------------------------------------------------------
R1 Shares                               $186    $2,971   $5,230    $9,181
----------------------------------------------------------------------------
----------------------------------------------------------------------------
R2 Shares                               $151    $2,890   $5,129    $9,095
----------------------------------------------------------------------------
----------------------------------------------------------------------------
R3 Shares                               $141    $2,867   $5,100    $9,070
----------------------------------------------------------------------------

MFS Lifetime 2020 Fund:

----------------------------------------------------------------------------
Share Class                            1 Year   3 Years  5 Years  10 Years
----------------------------------------------------------------------------
----------------------------------------------------------------------------
R1 Shares                               $210    $1,607   $2,952    $6,093
----------------------------------------------------------------------------
----------------------------------------------------------------------------
R2 Shares                               $175    $1,511   $2,805    $5,867
----------------------------------------------------------------------------
----------------------------------------------------------------------------
R3 Shares                               $165    $1,483   $2,763    $5,801
----------------------------------------------------------------------------

MFS Lifetime 2030 Fund:

----------------------------------------------------------------------------
Share Class                            1 Year   3 Years  5 Years  10 Years
----------------------------------------------------------------------------
----------------------------------------------------------------------------
R1 Shares                               $221    $2,706   $4,803    $8,725
----------------------------------------------------------------------------
----------------------------------------------------------------------------
R2 Shares                               $186    $2,622   $4,693    $8,616
----------------------------------------------------------------------------
----------------------------------------------------------------------------
R3 Shares                               $176    $2,597   $4,661    $8,584
----------------------------------------------------------------------------

MFS Lifetime 2040 Fund:

----------------------------------------------------------------------------
Share Class                            1 Year   3 Years  5 Years  10 Years
----------------------------------------------------------------------------
----------------------------------------------------------------------------
R1 Shares                               $221    $2,693   $4,783    $8,702
----------------------------------------------------------------------------
----------------------------------------------------------------------------
R2 Shares                               $186    $2,609   $4,672    $8,592
----------------------------------------------------------------------------
----------------------------------------------------------------------------
R3 Shares                               $176    $2,584   $4,640    $8,560
----------------------------------------------------------------------------

Effective April 1, 2007, the second paragraph under the sub-section entitled "Administrator" under the main heading "Management of the Fund" is hereby restated as follows:

In addition, MFS provides, either directly or through affiliated and/or unaffiliated entities, certain administrative, recordkeeping, and communication/educational services to the retirement plans and retirement plan participants which invest in Class R1, Class R2, Class R3, Class R4 and Class R5 shares under a Master Class R Administration and Services Agreement. Under the Agreement, the fund pays an annual fee to MFS for these services at the following percentages of the average daily net assets attributable to that class of shares: 0.35% for Class R1; 0.25% for Class R2; 0.15% for Class R3; 0.15% for Class R4; and 0.10% for Class R5 shares.

                  The date of this supplement is April 1, 2007.